PIMCO REALPATH Blend 2045 Fund Expense Example - PIMCO REALPATH Blend 2045 Fund	Jun. 30, 2026 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	355
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	619
Expense Example, with Redemption, 3 Years	770
Expense Example, with Redemption, 5 Years	933
Expense Example, with Redemption, 10 Years	$ 1,406